Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class A Previously Reported [Member] CNY (¥) shares	Ordinary shares Class A Previously Reported [Member] USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B Previously Reported [Member] CNY (¥) shares	Ordinary shares Class B Previously Reported [Member] USD ($) shares	Ordinary shares shares	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Subscription receivable Previously Reported [Member] CNY (¥)	Subscription receivable Previously Reported [Member] USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Previously Reported [Member] CNY (¥)	Additional paid-in capital Previously Reported [Member] USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit Previously Reported [Member] CNY (¥)	Accumulated deficit Previously Reported [Member] USD ($)	Class A shares	Class B shares	CNY (¥)	USD ($)	Previously Reported [Member] CNY (¥)	Previously Reported [Member] USD ($)
Balance (in Dollars)			¥ 631				¥ 94					¥ (725)								¥ (28,096,822)						¥ (28,096,822)
Balance (in Shares) | shares			8,700,000	8,700,000			1,300,000	1,300,000
Balance at Jun. 30, 2022			¥ 631				¥ 94					(725)								(28,096,822)						(28,096,822)
Balance (in Shares) at Jun. 30, 2022 | shares			8,700,000	8,700,000			1,300,000	1,300,000
Net income (loss)																				7,817,760				¥ 7,817,760		7,817,760
Balance at Jun. 30, 2023	¥ 631		¥ 631		¥ 94		¥ 4			¥ (725)		(725)						¥ (20,279,062)		(20,279,062)				(20,279,062)		(20,279,062)
Balance (in Shares) at Jun. 30, 2023 | shares	8,700,000	8,700,000	8,700,000	8,700,000	1,300,000	1,300,000	13,000	13,000
Balance (in Dollars)	¥ 631		¥ 631		¥ 94		¥ 4			(725)		(725)						(20,279,062)		(20,279,062)				(20,279,062)		(20,279,062)
Balance (in Shares) | shares	8,700,000	8,700,000	8,700,000	8,700,000	1,300,000	1,300,000	13,000	13,000
Contribution from shareholders														31,500,000		31,500,000								31,500,000		31,500,000
Adoption of ASC326
Net income (loss)																		11,209,523		11,209,523				11,209,523		11,209,523
Balance at Jun. 30, 2024	¥ 631		¥ 631		¥ 94		¥ 94			(725)		(725)		31,500,000		31,500,000		(9,069,539)		(9,069,539)				22,430,461		22,430,461
Balance (in Shares) at Jun. 30, 2024 | shares	8,700,000	8,700,000	8,700,000	8,700,000	1,300,000	1,300,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631		¥ 631		¥ 94		¥ 94			(725)		(725)		31,500,000		31,500,000		(9,069,539)		(9,069,539)				22,430,461		22,430,461
Balance (in Shares) | shares	8,700,000	8,700,000	8,700,000	8,700,000	1,300,000	1,300,000	1,300,000	1,300,000
Issuance of new shares	¥ 173		¥ 173											47,372,386		47,372,386								47,372,559		47,372,559
Issuance of new shares (in Shares) | shares	2,150,000	2,150,000	2,150,000	2,150,000					12,650,000													10,850,000	1,300,000
Share-based compensation	¥ 102		¥ 102											119,596,847		119,596,847								119,596,950		119,596,950
Share-based compensation (in Shares) | shares	1,800,000	1,800,000	1,800,000	1,800,000
Offering cost incurred for initial public offering														(12,647,674)		(12,647,674)								(12,647,674)		(12,647,674)
Net income (loss)																		(130,831,274)		(130,831,274)				(130,831,274)	$ (18,263,343)	(130,831,274)
Balance at Jun. 30, 2025	¥ 906		¥ 906	$ 127	¥ 94		¥ 94	$ 13		(725)		(725)	$ (100)	185,821,560		185,821,560	$ 25,939,688	(139,900,813)		(139,900,813)	$ (19,529,400)			45,921,022	6,410,328	45,921,022	$ 6,410,328
Balance (in Shares) at Jun. 30, 2025 | shares	12,650,000	12,650,000	12,650,000	12,650,000	1,300,000	1,300,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 906		¥ 906	$ 127	¥ 94		¥ 94	$ 13		(725)		¥ (725)	$ (100)	185,821,560		¥ 185,821,560	$ 25,939,688	(139,900,813)		¥ (139,900,813)	$ (19,529,400)			45,921,022	6,410,328	¥ 45,921,022	$ 6,410,328
Balance (in Shares) | shares	12,650,000	12,650,000	12,650,000	12,650,000	1,300,000	1,300,000	1,300,000	1,300,000
Issuance of new shares	¥ 1,377													56,270,011										56,271,388
Issuance of new shares (in Shares) | shares	20,000,000	20,000,000
Offering cost incurred for initial public offering														(241,833)										(241,833)
Net income (loss)																		(5,385,409)						(5,385,409)	(770,103)
Balance at Dec. 31, 2025	¥ 2,283	$ 327			¥ 94	$ 13				(725)	$ (100)			241,849,738	$ 34,584,051			(145,286,222)	$ (20,775,653)					96,565,168	13,808,638
Balance (in Shares) at Dec. 31, 2025 | shares	32,650,000	32,650,000			1,300,000	1,300,000
Balance (in Dollars)	¥ 2,283	$ 327			¥ 94	$ 13				¥ (725)	$ (100)			¥ 241,849,738	$ 34,584,051			¥ (145,286,222)	$ (20,775,653)					¥ 96,565,168	$ 13,808,638
Balance (in Shares) | shares	32,650,000	32,650,000			1,300,000	1,300,000